Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	3 Months Ended
Mar. 31, 2025
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 05, 2007
Place of Incorporation	PRC
Percentage of Effective Ownership	56.33%
Principal Activities	Auto eInsurance service
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 11, 2009
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Technology services
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Apr. 26, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 08, 2013
Place of Incorporation	PRC
Percentage of Effective Ownership	83.94%
Principal Activities	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2012
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Holding company